Fair Value Measurements - Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	$ 7,341	$ 12,744
Warrant Liability - Public & Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	7,341
Term Loan Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities		12,744
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	7,125	0
Level 1 | Warrant Liability - Public & Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	7,125
Level 1 | Term Loan Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities		0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	0	0
Level 2 | Warrant Liability - Public & Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	0
Level 2 | Term Loan Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities		0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	216	12,744
Level 3 | Warrant Liability - Public & Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities	$ 216
Level 3 | Term Loan Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Other Liabilities		$ 12,744